INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

10.         INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of December 31,
	2018	2019
Intangible assets not subject to amortization:
Trademark	—	7,766
Intangible assets subject to amortization:
Trademark	1,367	1,350
Student base	3,632	7,526
Initial franchise	—	1,626
Brand	—	1,120
Non-compete agreement	—	632
Customer relationship	—	86
Software and courses	—	340
Contracts	—	29
Total costs	4,999	20,475
Less: accumulated amortization	(508)	(2,696)
impairment loss	—	(79)
Intangible assets, net	4,491	17,700

Amortization expenses for intangible assets for the years ended December 31, 2017, 2018 and 2019 were $nil,  $529 and $2,224, respectively. As of December 31, 2019, the estimated amortization expenses related to intangible assets for next five years is expected to be $2,670,  $2,701,  $2,288,  $1,282 and $942 respectively, and $51 thereafter.

The Group recorded impairment loss for the intangible assets of $nil,  $nil and $79 for the years ended December 31, 2017, 2018 and 2019, respectively.